Capital Stock and Stock-Based Compensation (Details)			1 Months Ended				3 Months Ended			9 Months Ended
	Nov. 27, 2017 shares	May 31, 2017 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2015 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) vote / shares $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized							100,000,000			100,000,000		100,000,000
Preferred stock, par value (usd per share) | $ / shares							$ 0.01			$ 0.01		$ 0.01
Common stock, shares authorized							300,000,000.0			300,000,000.0		300,000,000.0
Preferred stock, shares issued							0			0		0
Preferred stock, shares outstanding							0			0		0
Proceeds from issuance of Class A common stock | $										$ 13,521,000
Proceeds from issuance of Class A common stock (note 11) | $										$ 5,000,000	$ 0
Capital stock authorized (in shares)							400,000,000			400,000,000
Stock based compensation expense | $							$ 200,000		$ 200,000	$ 800,000	$ 1,300,000
Subsequent Event
Class of Stock [Line Items]
Capital stock authorized (in shares)	485,000,000
TTOL | Entities Under Common Control
Class of Stock [Line Items]
Percentage of voting interests acquired		50.00%
Continuous Offering Program
Class of Stock [Line Items]
Number of shares issued								3,800,000
Net proceeds from sales of shares of Class A common stock | $								$ 8,500,000
Restricted Stock Units
Class of Stock [Line Items]
Restricted stock units vested (shares)										300,000	400,000
Market value of restricted stock units | $										$ 600,000	$ 1,500,000
2007 Long-Term Incentive Plan | Stock Options
Class of Stock [Line Items]
Weighted-average grant date fair value of stock options granted (usd per share) | $ / shares										$ 0.67	$ 0.87
Expected volatility rate										50.20%	51.30%
Expected life (in years)										5 years	5 years
Dividend yield										5.00%	7.80%
Risk-free interest rate										2.10%	1.20%
2007 Long-Term Incentive Plan | Non Management Directors
Class of Stock [Line Items]
Stock issued during period for share based compensation, value, new issues | $					$ 35,000
2007 Long-Term Incentive Plan | Non Management Directors | Stock Options
Class of Stock [Line Items]
Stock options granted during period (shares)			400,000		300,000
Exercise price of stock options granted (usd per share) | $ / shares			$ 2.23		$ 3.74
Term of stock options (in years)			10 years
2007 Long-Term Incentive Plan | Officer | Stock Options
Class of Stock [Line Items]
Stock options granted during period (shares)			500,000		200,000
Exercise price of stock options granted (usd per share) | $ / shares			$ 2.23		$ 3.74
Term of stock options (in years)										10 years
Vesting period (in years)										3 years
2007 Long-Term Incentive Plan | Officers and Certain Subsidiaries Employees | Restricted Stock Units
Class of Stock [Line Items]
Vesting period (in years)										3 years
Common stock, granted (shares)			400,000		300,000
Common stock aggregate values, granted | $			$ 900,000		$ 1,000,000
Conversion basis (shares)										1
Class A
Class of Stock [Line Items]
Common stock, shares authorized							200,000,000			200,000,000		200,000,000
Common stock, par value (usd per share) | $ / shares							$ 0.01			$ 0.01		$ 0.01
Voting rights per share (vote per share)										one vote per share
Common stock, votes per share owned (vote per share) | vote / shares										1
Common stock, shares issued							142,200,000			142,200,000		136,100,000
Common stock, shares outstanding							142,200,000			142,200,000		136,100,000
Class A | Subsequent Event
Class of Stock [Line Items]
Common stock, shares authorized	285,000,000
Class A | Continuous Offering Program | Maximum
Class of Stock [Line Items]
Proceeds from issuance of Class A common stock | $						$ 80,000,000
Class A | Private Placement | Teekay Parent
Class of Stock [Line Items]
Number of shares issued				2,155,172
Shares issued, price per share (usd per share) | $ / shares				$ 2.32
Proceeds from issuance of Class A common stock (note 11) | $				$ 5,000,000
Class A | Restricted Stock Units
Class of Stock [Line Items]
Number of shares issued										200,000	200,000
Class A | 2007 Long-Term Incentive Plan | Non Management Directors
Class of Stock [Line Items]
Stock issued during period for share based compensation, shares, new issues (shares)					9,358
Class B
Class of Stock [Line Items]
Common stock, shares authorized							100,000,000			100,000,000		100,000,000
Common stock, par value (usd per share) | $ / shares							$ 0.01			$ 0.01		$ 0.01
Voting rights per share (vote per share)										five votes per share
Common stock, votes per share owned (vote per share) | vote / shares										5
Maximum percentage of voting power										49.00%
Common stock, shares issued							37,000,000			37,000,000		23,200,000
Common stock, shares outstanding							37,000,000			37,000,000		23,200,000
Class B | TTOL | Entities Under Common Control
Class of Stock [Line Items]
Number of shares issued		13,775,224
Shares issued, price per share (usd per share) | $ / shares		$ 1.88
Tanker Investments Ltd. | Class A | Subsequent Event
Class of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	88,977,544